CONSOLIDATED STATEMENT OF CHANGES IN NET EQUITY - PEN (S/) S/ in Thousands	Capital stock	Shares of the Group	Share-based payment	Capital surplus	Reserves	Investments in equity instruments	Investments in debt instruments	Cash flow hedge reserve	Insurance reserves	Foreign currency translation reserve	Retained earnings	Equity attributable to owners of parent, Total	Non-controlling interest	Total
Balances at Dec. 31, 2017	S/ 1,318,993	S/ (204,398)	S/ (4,539)	S/ 271,948	S/ 14,647,709	S/ 431,711	S/ 853,747	S/ (32,781)	S/ 0	S/ (16,041)	S/ 4,298,578	S/ 21,564,927	S/ 497,136	S/ 22,062,063
Changes in equity
Net profit for the year	0	0	0	0	0	0	0	0	0	0	3,983,865	3,983,865	87,440	4,071,305
Other comprehensive income, Note 18(d)	0	0	0	0	0	20,840	(624,277)	29,620	0	45,634	0	(528,183)	(5,734)	(533,917)
Total comprehensive income	0	0	0	0	0	20,840	(624,277)	29,620	0	45,634	3,983,865	3,455,682	81,706	3,537,388
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	2,933,617	0	0	0	0	0	(2,933,617)	0	0	0
Dividend distribution, Note 18(e)	0	0	0	0	0	0	0	0	0	0	(1,130,427)	(1,130,427)	0	(1,130,427)
Dividends paid to interest non-controlling of subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	(45,134)	(45,134)
Acquisition of non-controlling interest	0	0	0	0	0	0	0	0	0	0	(70,046)	(70,046)	(104,426)	(174,472)
Purchase of treasury stock, Note 18(b)	0	0	(1,869)	(93,544)	0	0	0	0	0	0	0	(95,413)	0	(95,413)
Share-based payment transactions	0	0	2,767	67,790	17,230	0	0	0	0	0	0	87,787	0	87,787
Others	0	45	0	0	0	0	0	0	0	0	26,688	26,733	(2,449)	24,284
Balances (Restated) at Dec. 31, 2018	1,318,993	(204,353)	(3,641)	246,194	17,598,556	452,551	229,470	(3,161)	0	29,593	4,175,041	23,839,243	426,833	24,266,076
Changes in equity
Net profit for the year	0	0	0	0	0	0	0	0	0	0	4,265,304	4,265,304	87,027	4,352,331
Other comprehensive income, Note 18(d)	0	0	0	0	0	97,514	1,026,518	(26,943)	(658,491)	(58,862)	0	379,736	7,935	387,671
Total comprehensive income	0	0	0	0	0	97,514	1,026,518	(26,943)	(658,491)	(58,862)	4,265,304	4,645,040	94,962	4,740,002
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	1,858,811	0	0	0	0	0	(1,858,811)	0	0	0
Dividend distribution, Note 18(e)	0	0	0	0	0	0	0	0	0	0	(1,595,229)	(1,595,229)	0	(1,595,229)
Dividends paid to interest non-controlling of subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	(52,971)	(52,971)
Additional dividends	0	0	0	0	(31,268)	0	0	0	0	0	(606,824)	(638,092)	0	(638,092)
Purchase of treasury stock, Note 18(b)	0	0	(1,814)	(101,411)	0	0	0	0	0	0	0	(103,225)	0	(103,225)
Share-based payment transactions	0	0	2,004	81,254	11,546	0	0	0	0	0	0	94,804	0	94,804
Acquisition of subsidiaries, Note 2(a)	0	0	0	0	0	0	0	0	0	0	0	0	74,392	74,392
Others	0	(35)	0	0	0	0	0	0	0	0	(4,546)	(4,581)	(34,866)	(39,447)
Balances at Dec. 31, 2019	1,318,993	(204,388)	(3,451)	226,037	19,437,645	550,065	1,255,988	(30,104)	(658,491)	(29,269)	4,374,935	26,237,960	508,350	26,746,310
Changes in equity
Net profit for the year	0	0	0	0	0	0	0	0	0	0	346,894	346,894	(12,756)	334,138
Other comprehensive income, Note 18(d)	0	0	0	0	0	76,849	688,831	(12,217)	(234,107)	258,353	0	777,709	9,229	786,938
Total comprehensive income	0	0	0	0	0	76,849	688,831	(12,217)	(234,107)	258,353	346,894	1,124,603	(3,527)	1,121,076
Transfer of retained earnings to reserves, Note 18(c)	0	0	0	0	1,977,091	0	0	0	0	0	(1,977,091)	0	0	0
Dividend distribution, Note 18(e)	0	0	0	0	0	0	0	0	0	0	(2,392,844)	(2,392,844)	0	(2,392,844)
Dividends paid to interest non-controlling of subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	(32,273)	(32,273)
Additional dividends	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Purchase of treasury stock, Note 18(b)	0	0	(3,418)	(148,543)	0	0	0	0	0	0	0	(151,961)	0	(151,961)
Share-based payment transactions	0	0	2,762	115,131	14,899	0	0	0	0	0	0	132,792	0	132,792
Sale or purchase of treasury stocks	0	62	0	0	0	0	0	0	0	0	0	62	0	62
Others	0	0	0	0	0	0	0	0	0	0	(4,742)	(4,742)	27,227	22,485
Balances at Dec. 31, 2020	S/ 1,318,993	S/ (204,326)	S/ (4,107)	S/ 192,625	S/ 21,429,635	S/ 626,914	S/ 1,944,819	S/ (42,321)	S/ (892,598)	S/ 229,084	S/ 347,152	S/ 24,945,870	S/ 499,777	S/ 25,445,647